Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets.
Schedule of intangible assets

Cost	Total
$
Balance, December 31, 2022	294,751
Additions	42,052
Balance, December 31, 2023	336,803
Additions	38,924
Balance, December 31, 2024	375,727

Accumulated amortization	Total
$
Balance, December 31, 2022	94,917
Amortization	66,632
Balance, December 31, 2023	161,549
Amortization	31,070
Balance, December 31, 2024	192,619

Carrying values	Total
$
At December 31, 2023	175,254
At December 31, 2024	183,108